TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Loss carry forward	$ 32,463
Accumulated capital losses	21,914
Recognized interest and penalties	(54)	(54)
Accrued interest and penalties	$ 0	$ 54